Equity - Schedule of weighted average assumptions for stock options (Details) - Year	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of equity and share based arrangement [Abstract]
Risk-free interest rate	0.42%	1.32%
Expected life (years)	5	6
Annualized volatility	105.00%	120.00%
Dividend rate	0.00%	0.00%